Stock-Based Compensation - Schedule of Stock Options Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Outstanding at the beginning of the year		17	36
Number of options, Exercised during the year		(17)	(19)
Number of options, Forfeited or expired during the year	0	0	0
Number of options, Outstanding and exercisable at year end			17
Weighted-average exercise price, Outstanding at the beginning of the year		$ 31.64	$ 28.97
Weighted-average exercise price, Exercised during the year		31.64	26.69
Weighted-average exercise price, Forfeited or expired during the year	$ 0	$ 0	0
Weighted-average exercise price, Outstanding and exercisable at year end			$ 31.64